Interim Condensed Consolidated Statement of Financial Position - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Intangible assets	$ 130,096	$ 137,747
Property, plant and equipment	281,926	294,688
Right-of-use assets	33,152	37,907
Other non-current receivables	48,891	46,992
Deferred tax assets	4,755	4,676
Total non-current assets	498,820	522,010
Current assets
Inventories	73,169	68,537
Trade receivables	96,312	103,522
Current tax assets	2,743	2,737
Other current receivables	16,066	17,438
Prepaid expenses	12,243	8,608
Cash and cash equivalents	44,647	64,345
Total current assets	245,180	265,187
TOTAL ASSETS	744,000	787,197
Equity
Share capital	112	110
Treasury shares	0	0
Other contributed capital	1,641,601	1,641,601
Other reserves	(231,460)	(225,351)
Accumulated deficit	(1,434,724)	(1,397,805)
Equity attributable to shareholders of the parent	(24,471)	18,555
Non-controlling interests	972	1,116
Total equity	(23,499)	19,671
Non-current liabilities
Lease liabilities	19,265	24,729
Interest-bearing loans and borrowings	173,353	182,783
Provisions		2,697
Total non-current liabilities	192,618	210,209
Current liabilities
Lease liabilities	12,029	12,457
Interest-bearing loans and borrowings	344,412	340,266
Trade payables	74,582	66,481
Current tax liabilities	1,121	1,642
Other current liabilities	10,783	11,176
Accrued expenses	119,350	107,932
Provisions	12,604	17,363
Total current liabilities	574,881	557,317
Total liabilities	767,499	767,526
TOTAL EQUITY AND LIABILITIES	$ 744,000	$ 787,197